INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	$ 15	$ 18	$ 17
Gross increases – tax positions in prior years	13	0	3
Gross decreases – tax positions in prior years	(5)	(1)	0
Gross increases – tax positions in current year	0	2	2
Settlement	0	0	(1)
Lapse of statutes of limitations	(4)	(4)	(3)
Unrecognized Tax Benefit at End of Year	$ 19	$ 15	$ 18